Lease Liabilities - Individualization of Lease Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 24,138,193	$ 19,020,636
Non-current lease liabilities	243,924,027	216,664,919
Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6,523,306	4,469,429
More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17,614,887	14,551,207
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,531,493	5,122,342
Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,649,775	4,841,061
Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,580,693	4,880,414
Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,015,453	4,904,319
More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 205,146,613	$ 196,916,783
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		6.50%
Current lease liabilities		$ 6,072,213
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		838,089
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 5,234,124
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.06%
Current lease liabilities		$ 20,710
Non-current lease liabilities		283,658
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3,260
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		17,450
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		23,685
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		24,173
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		24,669
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		25,176
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 185,955
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.06%
Current lease liabilities	$ 21,932
Non-current lease liabilities	273,370
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,273
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18,659
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,328
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,849
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	26,380
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	26,921
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 168,892
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.09%
Current lease liabilities		$ 43,762
Non-current lease liabilities		557,471
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10,952
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		32,810
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		44,546
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		45,478
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		46,429
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		47,399
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 373,619
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.09%
Current lease liabilities	$ 48,126
Non-current lease liabilities	541,881
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,029
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	35,097
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	47,652
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	48,648
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	49,665
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	50,705
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 345,211
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.91%
Current lease liabilities		$ 1,456
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 1,456
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%
Current lease liabilities	$ 12
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 12
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.83%
Current lease liabilities		$ 144,460
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 144,460
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.83%
Current lease liabilities	$ 144,477
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 144,477
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.83%
Current lease liabilities		$ 11,529
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 11,529
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.83%
Current lease liabilities	$ 11,524
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 11,524
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.10%
Current lease liabilities	$ 11,008
Non-current lease liabilities	22,044
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,503
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5,505
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,017
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 11,027
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.37%
Current lease liabilities		$ 1,129
Non-current lease liabilities		247
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		126
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,003
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 247
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.37%
Current lease liabilities		$ 1,563
Non-current lease liabilities		157
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		303
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,260
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 157
Enel Distribucion Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.08%
Current lease liabilities		$ 13,245
Enel Distribucion Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 13,245
Enel Distribucion Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.41%
Current lease liabilities	$ 13,244
Enel Distribucion Chile S.A. [Member] | Compaia de Leasing Tattersall S. A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 13,244
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.91%
Current lease liabilities		$ 78,902
Non-current lease liabilities		238,856
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		19,472
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		59,430
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		80,565
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		82,103
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 76,188
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%
Current lease liabilities	$ 78,491
Non-current lease liabilities	171,812
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15,030
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	63,461
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	86,028
Enel Distribucion Chile S.A. [Member] | Mutual de Seguros de Chile | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 85,784
Enel Distribucion Chile S.A. [Member] | Capital Investi | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.91%
Current lease liabilities		$ 64,492
Non-current lease liabilities		195,265
Enel Distribucion Chile S.A. [Member] | Capital Investi | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		15,908
Enel Distribucion Chile S.A. [Member] | Capital Investi | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		48,584
Enel Distribucion Chile S.A. [Member] | Capital Investi | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		65,861
Enel Distribucion Chile S.A. [Member] | Capital Investi | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		67,119
Enel Distribucion Chile S.A. [Member] | Capital Investi | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 62,285
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%
Current lease liabilities	$ 70,222
Non-current lease liabilities	134,554
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	18,343
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	51,879
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70,327
Enel Distribucion Chile S.A. [Member] | Capital Investi | Chile [Member] | Chilean Peso [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 64,227
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		6.24%
Current lease liabilities		$ 99,528
Non-current lease liabilities		18,825
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		99,528
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 18,825
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.24%
Current lease liabilities	$ 99,719
Non-current lease liabilities	18,825
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	99,719
Enel Distribucion Chile S.A. [Member] | Bcycle Latam S.P.A | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 18,825
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		5.99%
Current lease liabilities		$ 333,555
Non-current lease liabilities		1,021,905
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		333,555
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		75,686
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		80,216
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		85,018
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		90,107
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 690,878
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.99%
Current lease liabilities	$ 327,729
Non-current lease liabilities	1,115,231
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	327,729
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	82,209
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	87,130
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	92,345
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	97,873
Enel Distribucion Chile S.A. [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 755,674
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.40%
Current lease liabilities		$ 209,172
Non-current lease liabilities		262,634
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		52,217
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		156,955
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		210,003
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 52,631
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.40%
Current lease liabilities	$ 184,466
Non-current lease liabilities	91,981
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19,352
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	165,114
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Nialem S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 91,981
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.77%
Current lease liabilities		$ 281,153
Non-current lease liabilities		133,149
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		201,001
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		80,152
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		95,842
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 37,307
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.87%
Current lease liabilities	$ 243,839
Non-current lease liabilities	61,405
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	174,242
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	69,597
Enel Distribucion Chile S.A. [Member] | Inversiones Don Issa Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 61,405
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.84%
Current lease liabilities		$ 60,111
Non-current lease liabilities		77,998
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		15,139
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		44,972
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		62,086
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 15,912
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.84%
Current lease liabilities	$ 55,832
Non-current lease liabilities	26,488
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6,800
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	49,032
Enel Distribucion Chile S.A. [Member] | Rentas Inmobiliarias Amanecer S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 26,488
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.78%
Current lease liabilities	$ 11,369
Non-current lease liabilities	21,071
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11,369
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 21,071
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.36%
Current lease liabilities	$ 40,713
Non-current lease liabilities	53,082
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10,425
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	30,288
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42,322
Enel Distribucion Chile S.A. [Member] | Poliplast | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 10,760
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	7.13%
Current lease liabilities	$ 92,932
Non-current lease liabilities	98,215
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,272
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	69,660
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Fernandez | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 98,215
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		1.41%
Current lease liabilities		$ 5,757
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 5,757
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.79%
Current lease liabilities	$ 77,334
Non-current lease liabilities	144,440
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,740
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	53,594
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	71,957
Enel Distribucion Chile S.A. [Member] | Inmobiliaria El Roble S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 72,483
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		3.78%
Current lease liabilities		$ 127,934
Non-current lease liabilities		10,849
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		31,854
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		96,080
Enel Distribucion Chile S.A. [Member] | Inmobiliaria Mixto Renta Spa | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 10,849
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.03%
Current lease liabilities	$ 15,323,740
Non-current lease liabilities	189,770,648
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,851,919
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	12,471,821
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,349,055
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,050,273
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,975,272
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,110,447
Enel Green Power Chile S.A. [Member] | Ministry of National Assets | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 174,285,601
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.99%
Current lease liabilities		$ 9,258,274
Non-current lease liabilities		195,445,064
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2,101,460
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7,156,814
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		3,607,599
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		3,579,837
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		3,692,707
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		3,810,023
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 180,754,898
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.02%
Current lease liabilities	$ 660,708
Non-current lease liabilities	2,556,426
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	660,708
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	233,135
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	244,835
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	257,123
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	270,028
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,551,305
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales. | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		5.02%
Current lease liabilities		$ 1,043,226
Non-current lease liabilities		2,980,258
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales. | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,043,226
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales. | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		209,571
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales. | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		220,089
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales. | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		231,135
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales. | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		242,735
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales. | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 2,076,728
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.54%
Current lease liabilities		$ 121,131
Non-current lease liabilities		1,876,351
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		121,131
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		89,622
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		91,899
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		94,234
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		96,629
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,503,967
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.54%
Current lease liabilities	$ 266,289
Non-current lease liabilities	1,732,956
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	266,289
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	96,311
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	98,759
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	101,268
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	103,841
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,332,777
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 36,953
Non-current lease liabilities		250,400
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		36,953
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		8,591
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,015
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,460
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,928
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 213,406
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 58,607
Non-current lease liabilities	229,660
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	58,607
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,448
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,915
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,405
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,919
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 188,973
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 22,963
Non-current lease liabilities		309,857
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		22,963
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		11,329
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		11,888
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		12,476
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		13,093
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 261,071
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 49,370
Non-current lease liabilities	282,568
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	49,370
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,459
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,075
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,721
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,400
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 228,913
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 75,539
Non-current lease liabilities		474,823
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		75,539
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		18,465
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		19,378
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		20,336
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		21,342
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 395,302
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 119,141
Non-current lease liabilities	430,602
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	119,141
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,309
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,313
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,367
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	23,473
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 343,140
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 33,399
Non-current lease liabilities		474,823
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		33,399
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		18,465
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		19,378
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		20,336
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		21,342
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 395,302
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 75,277
Non-current lease liabilities	433,484
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	75,277
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,308
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,312
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,366
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	23,472
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 346,026
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 25,055
Non-current lease liabilities		237,411
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		25,055
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		8,797
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,233
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		9,689
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		10,168
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 199,524
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 20,905
Non-current lease liabilities	216,747
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	20,905
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,676
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,154
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,656
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,183
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 175,078
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.94%
Current lease liabilities		$ 112,261
Non-current lease liabilities		1,565,073
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		112,261
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		55,829
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		58,589
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		61,486
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		64,526
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,324,643
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 249,846
Non-current lease liabilities	1,442,304
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	249,846
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	61,402
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	64,438
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	67,624
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70,967
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,177,873
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		6.39%
Current lease liabilities		$ 91,796
Non-current lease liabilities		1,519,149
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		67,213
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		24,583
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		50,505
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		52,343
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		54,247
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		56,221
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,305,833
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.39%
Current lease liabilities	$ 172,847
Non-current lease liabilities	1,464,893
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,228
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	146,619
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54,856
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56,851
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	58,920
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	61,064
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,233,202
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.94%
Current lease liabilities		$ 77,088
Non-current lease liabilities		1,299,420
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		77,088
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		46,997
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		48,378
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		49,800
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		51,264
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,102,981
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.94%
Current lease liabilities	$ 83,382
Non-current lease liabilities	1,102,237
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	83,382
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	307,686
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 794,551
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		2.42%
Current lease liabilities		$ 69,487
Non-current lease liabilities		2,216,083
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		69,487
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		37,734
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		38,646
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		39,580
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		40,536
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 2,059,587
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.42%
Current lease liabilities	$ 150,907
Non-current lease liabilities	2,202,421
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	150,907
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,501
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,480
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	42,482
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	43,509
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,034,449
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		5.24%
Current lease liabilities		$ 50,365
Non-current lease liabilities		1,730,868
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		50,365
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		15,217
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		16,014
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		16,852
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		17,735
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 1,665,050
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.24%
Current lease liabilities	$ 102,540
Non-current lease liabilities	7,314,667
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	102,540
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56,310
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56,315
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56,317
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56,317
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 7,089,408
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		3.56%
Current lease liabilities		$ 23,269
Non-current lease liabilities		5,355
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		23,269
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 5,355
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.56%
Current lease liabilities	$ 29,461
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 29,461
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%
Current lease liabilities	$ 48,985
Non-current lease liabilities	147,107
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	48,985
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,694
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,830
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,971
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,116
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 131,496
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.70%
Current lease liabilities	$ 22,948
Non-current lease liabilities	76,008
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8,115
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14,833
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,536
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	27,030
Enel Green Power Chile S.A. [Member] | Inverko S A | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 23,442
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%
Current lease liabilities	$ 29,436
Non-current lease liabilities	668,889
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29,436
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,108
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,595
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,096
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,619
Enel Green Power Chile S.A. [Member] | Agricola El Tapial Ltda. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 613,471
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.70%
Current lease liabilities	$ 37,539
Non-current lease liabilities	976,493
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	37,539
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,572
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,572
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,293
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,045
Enel Green Power Chile S.A. [Member] | Francisco Javier Ovalle Irarrazabal | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 896,011
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.71%
Current lease liabilities	$ 141,635
Non-current lease liabilities	3,028,063
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	141,635
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	38,502
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,704
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	43,030
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	45,487
Enel Green Power Chile S.A. [Member] | Sergio JoseRetamal Iglesias | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,860,340
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		4.61%
Current lease liabilities		$ 405,871
Non-current lease liabilities		3,478,970
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Euros [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		405,871
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		249,914
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		261,435
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		273,487
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		286,095
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 2,408,039
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.61%
Current lease liabilities	$ 871,180
Non-current lease liabilities	2,974,188
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	871,180
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	276,931
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	289,698
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	303,053
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	317,023
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,787,483
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.17%
Current lease liabilities	$ 3,926,786
Non-current lease liabilities	23,962,384
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,037,198
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,889,588
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,990,986
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,160,718
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,365,897
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,638,044
Enel Chile SA [Member] | Territorial Apoquindo S.A | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 6,806,739
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.34%
Current lease liabilities	$ 163,695
Non-current lease liabilities	136,883
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	38,257
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	125,438
Enel Chile SA [Member] | Inversiones San Jorge | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 136,883
Enel Chile SA [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate		0.10%
Current lease liabilities		$ 3,288
Enel Chile SA [Member] | Empresa de Transporte de Pasajeros Metro S.A. | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3,288